Earnings per share	3 Months Ended
Jan. 31, 2026
Text Block [Abstract]
Earnings per share
Note 1
0
. Earnings per share

$ millions, except number of shares and per share amounts, for the three months ended	2026 Jan. 31	2025 Oct. 31	2025 Jan. 31
Basic EPS
Net income attributable to equity shareholders	$3,093	$2,174	$2,163
Less: Preferred share dividends and distributions on other equity instruments	106	116	88
Net income attributable to common shareholders	$2,987	$2,058	$2,075
Weighted-average common shares outstanding (thousands)	924,661	928,805	942,039
Basic EPS	$3.23	$2.21	$2.20
Diluted EPS
Net income attributable to common shareholders	$2,987	$2,058	$2,075
Weighted-average common shares outstanding (thousands)	924,661	928,805	942,039
Add: Stock options potentially exercisable (1) (thousands)	6,740	6,310	5,306
Weighted-average diluted common shares outstanding (thousands)	931,401	935,115	947,345
Diluted EPS	$3.21	$2.20	$2.19
(1)
Excludes average options outstanding of 1,166,927 (October 31, 2025: nil; January 31, 2025: 1,615,008) with a weighted-average exercise price of $126.15 (October 31, 2025: nil; January 31, 2025: $94.35) for the quarter ended January 31, 2026, as the options’ exercise prices were greater than the average market price of CIBC’s common shares.